Capital Stock - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions						12 Months Ended
	Feb. 28, 2023 shares	Jul. 27, 2022 CAD ($) $ / shares shares	Jul. 27, 2022 USD ($) $ / shares shares	Jun. 21, 2022 USD ($) $ / shares	Feb. 18, 2022 shares	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2023 CAD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 $ / shares	Mar. 03, 2022 shares
Disclosure of classes of share capital [line items]
Number of shares issued during period					147,957,790
Number Of Shares Authorized To Be Repurchased										7,397,889
Percentage Of Shares Authorized To Be Repurchased As Of Shares Issued										5.00%
Maximum Number Of Shares To Be Repurchased Per Day					16,586
Common shares issued upon exercise of earnout rights						464,268
Deferred Share Units [Member]
Disclosure of classes of share capital [line items]
Conversion of Shares Converted						70,920
Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Stock Repurchased During Period Shares							(3,364,262)	(3,364,262)
Stock repurchase per share | (per share)							$ 9.25		$ 7.3
Payments to acquire or redeem entity's shares							$ 37.1	$ 28.6
Excess fair value over purchase price of entity shares | $							$ 5.9
Renewed Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period	103,567,884
Number Of Shares Authorized To Be Repurchased	5,178,394
Percentage Of Shares Authorized To Be Repurchased As Of Shares Issued	5.00%
Maximum Number Of Shares To Be Repurchased Per Day	50,984
Stock Repurchased During Period Shares						0	0	0
Substantial Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Stock Repurchased During Period Shares		41,025,641	41,025,641				(41,025,641)	(41,025,641)
Stock repurchase per share | $ / shares			$ 9.75
Excess fair value over purchase price of entity shares		$ 127.4	$ 99.3
Increment per Share | $ / shares				$ 0.1
Weighted average book value | (per share)		$ 9.11	$ 7.33
Transaction costs | $						$ 1.1
Aggregate purchase price		$ 514.9	$ 400.0	$ 400.0
Substantial Issuer Bid [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Stock repurchase per share | $ / shares				$ 8.75
Substantial Issuer Bid [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Stock repurchase per share | $ / shares				$ 10.25